UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2005

Item 1. Reports to Stockholders

Spartan®

Massachusetts Municipal
Funds

and

Fidelity ®
Massachusetts Municipal
Money Market Fund

Annual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Massachusetts Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Massachusetts Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Spartan Massachusetts Municipal Income Fund
Actual	$ 1,000.00	$ 1,050.60	$ 2.42
HypotheticalA	$ 1,000.00	$ 1,022.77	$ 2.39
	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Spartan Massachusetts Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,005.90	$ 2.02
HypotheticalA	$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Massachusetts Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,005.30	$ 2.57
HypotheticalA	$ 1,000.00	$ 1,022.57	$ 2.59

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Massachusetts Municipal Income Fund	.47%
Spartan Massachusetts Municipal Money Market Fund	.40%
Fidelity Massachusetts Municipal Money Market Fund	.51%

Annual Report

Spartan Massachusetts Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2005	Past 1 year	Past 5 years	Past 10 years
Spartan® MA Municipal Income Fund	4.80%	7.44%	6.63%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Massachusetts Municipal Income Fund on January 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Spartan Massachusetts Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Spartan® Massachusetts Municipal Income Fund

After outperforming taxable bonds in both 2003 and 2004, tax-exempt municipal bonds jumped out to a quick lead in the first month of 2005 as well. For the 12-month period that ended January 31, 2005, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 34,000 investment-grade, fixed-rate, tax-exempt bonds - rose 4.86%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - had a return of 4.16%. While short-term municipal bond yields rose - and their prices declined - along with the four 25 basis point (0.25%) interest rates hikes made by the Federal Reserve Board in the second half of the 12-month period, longer-term munis rallied. Supply and demand conditions were modestly favorable for muni prices. Credit fundamentals also improved, particularly at the state level, where higher tax revenues helped boost the muni market overall.

For the 12 months ending January 31, 2005, the fund returned 4.80%. During the same period, the LipperSM Massachusetts Municipal Debt Funds Average was up 4.14% and the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index gained 4.82%. Better economic conditions both helped and hurt Massachusetts municipal bonds, boosting revenues and creditworthiness for many muni issuers, but also resulting in higher short-term interest rates, which pushed short-term bond yields higher and their prices lower. I believe the fund's outperformance of its Lipper peer group average was aided by my approach to managing the fund's interest rate sensitivity. I avoided positioning the fund to benefit from a specific interest rate outlook, a strategy that was particularly advantageous given the uncertainty surrounding the future level of interest rates. My decision to emphasize bonds issued by local municipalities helped the fund's return because they generally outpaced bonds issued by the state, which lagged due to a significant amount of new issue supply. Owning bonds of various maturities at various times was a plus as well. Likely detracting from performance was my emphasis on higher-quality bonds in a year when lower-quality investment-grade and non-investment-grade munis outperformed due to strong investor demand for their higher yields, which helped cushion the price declines munis experienced at times.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.2	22.0
Transportation	15.5	15.9
Education	13.6	11.3
Special Tax	13.1	15.7
Water & Sewer	10.8	11.3
Average Years to Maturity as of January 31, 2005
		6 months ago
Years	15.8	15.4
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of January 31, 2005
6 months ago
Years	7.0	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2005	As of July 31, 2004
AAA 65.5%	AAA 62.2%
AA,A 30.4%	AA,A 34.1%
BBB 1.1%	BBB 1.4%
BB and Below 1.0%	BB and Below 1.0%
Not Rated 1.5%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Spartan Massachusetts Municipal Income Fund

Investments January 31, 2005

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount	Value (Note 1)
Massachusetts - 96.2%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	$ 1,300,000	$ 1,455,610
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,426,796
Boston Gen. Oblig.:
Series 2004 A, 5% 1/1/15	5,340,000	5,913,997
5.75% 2/1/11	3,915,000	4,403,201
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08 (MBIA Insured)	185,000	186,536
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,491,202
5% 8/1/17 (MBIA Insured)	7,990,000	8,599,397
5% 8/1/18 (MBIA Insured)	6,200,000	6,668,720
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,764,408
5.75% 11/1/13	1,975,000	2,236,589
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,177,925
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,609,845
5% 6/15/19 (FSA Insured)	1,535,000	1,669,113
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,662,484
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,186,075
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,544,354
5% 5/15/19 (AMBAC Insured)	1,000,000	1,091,860
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	13,060,508
6% 6/1/15	2,545,000	2,937,235
6% 6/1/16	3,015,000	3,476,446
6% 6/1/17	3,195,000	3,680,576
6% 6/1/18	3,390,000	3,901,619
6% 6/1/19	3,590,000	4,129,864
6% 6/1/20	3,785,000	4,352,182
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,438,590
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,095,550
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	2,460,000	2,746,369
5.75% 11/15/14 (FGIC Insured)	1,100,000	1,257,102
Lawrence Gen. Oblig. 5.5% 2/1/15 (AMBAC Insured)	1,000,000	1,118,770
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,502,917
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875% 11/1/24	4,830,000	4,873,615
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	$ 2,120,000	$ 2,376,456
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,480,425
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,603,958
Lynn Wtr. & Swr. Commission Gen. Rev. Series 1997 A:
5% 12/1/14 (FSA Insured)	1,375,000	1,455,066
5.125% 12/1/17 (FSA Insured)	1,290,000	1,371,244
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,651,110
5% 8/15/20	1,465,000	1,597,128
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,000,000	3,850,380
Series 1997 D, 5% 3/1/27	23,155,000	23,885,772
Series 2000 A, 5.25% 7/1/30	84,095,000	89,413,147
Series A:
5% 3/1/23 (FGIC Insured)	650,000	669,591
5.25% 7/1/16 (Pre-Refunded to 7/1/14 @ 100) (d)	6,000,000	6,814,920
5.5% 3/1/12	4,350,000	4,848,467
5.75% 7/1/15	85,000	96,411
5.75% 7/1/18	330,000	373,247
5.75% 3/1/26	5,500,000	6,084,815
7% 3/1/21	1,500,000	1,917,165
Series B:
5% 3/1/28	9,860,000	10,050,988
6.2% 3/1/16	27,525,000	32,827,141
Series C, 5% 3/1/24	17,950,000	18,585,610
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series C, 5.25% 7/1/19	4,430,000	5,121,567
Sr. Series A, 5.5% 7/1/30	2,675,000	2,906,334
Sr. Series C:
5.25% 7/1/21	4,000,000	4,634,000
5.25% 7/1/23	3,950,000	4,555,219
Massachusetts College Bldg. Auth. Proj. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (d)	2,250,000	1,062,270
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	1,942,317
5% 5/1/18 (MBIA Insured)	2,270,000	2,484,243
5% 5/1/43 (MBIA Insured)	11,410,000	11,836,848
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,329,831
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,262,394
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,446,178
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts College Bldg. Auth. Proj. Rev.: - continued
Series A:
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	$ 2,680,000	$ 2,954,673
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,172,249
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,904,637
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,265,286
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,134,338
Massachusetts Dev. Fin. Agcy. Rev.:
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	6,158,941
5.25% 7/1/31	11,785,000	12,541,833
5.5% 7/1/14	750,000	841,395
5.5% 7/1/15	910,000	1,018,663
5.5% 7/1/16	590,000	659,012
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,030,403
5.5% 10/1/28	5,660,000	4,929,294
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (b)(c)	10,250,000	10,959,813
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (c)	2,120,000	2,148,366
4.4% 7/1/07 (AMBAC Insured) (c)	3,320,000	3,400,776
4.55% 7/1/09 (AMBAC Insured) (c)	1,055,000	1,087,262
4.65% 7/1/10 (AMBAC Insured) (c)	2,515,000	2,604,886
4.75% 7/1/11 (AMBAC Insured) (c)	2,125,000	2,205,814
4.8% 7/1/12 (AMBAC Insured) (c)	1,120,000	1,173,323
4.95% 7/1/14 (AMBAC Insured) (c)	2,120,000	2,201,260
5% 7/1/15 (AMBAC Insured) (c)	1,000,000	1,038,270
Issue G:
5% 12/1/11 (MBIA Insured) (c)	2,090,000	2,166,306
5.45% 12/1/06 (MBIA Insured) (c)	4,650,000	4,750,952
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (c)	1,740,000	1,783,222
Series C Issue G, 4.9% 12/1/11 (AMBAC Insured) (c)	2,630,000	2,730,492
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	953,360
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101)	3,025,000	3,303,240
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series 1998 A:
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101)	$ 7,000,000	$ 7,643,860
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101)	8,275,000	9,111,189
Series 1998 B, 5.125% 6/15/15 (MBIA Insured) (Pre-Refunded to 12/15/08 @ 101)	5,820,000	6,328,901
Series 2000 A:
5.75% 6/15/11	13,660,000	15,415,720
5.75% 12/15/11	9,510,000	10,705,312
5.75% 6/15/12	5,000,000	5,614,300
5.75% 6/15/13	8,000,000	9,055,520
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100)	5,000,000	5,647,750
Massachusetts Gen. Oblig.:
Series 1992 D:
6% 5/1/08	1,835,000	1,971,341
6% 5/1/08 (Escrowed to Maturity) (d)	685,000	743,711
Series 2000 C, 5.5% 10/1/22 (Pre-Refunded to 10/1/10 @ 100) (d)	1,720,000	1,933,693
Series 2001 A, 5% 1/1/21 (Pre-Refunded to 1/1/11 @ 100) (d)	21,955,000	24,092,319
Series 2001 D:
5.5% 11/1/18	2,000,000	2,323,920
5.5% 11/1/20	1,000,000	1,163,700
Series 2002 B, 5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (d)	2,650,000	3,008,095
Series 2002 D:
5.375% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (d)	3,675,000	4,154,220
5.375% 8/1/21 (Pre-Refunded to 8/1/12 @ 100) (d)	10,000,000	11,304,000
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	8,249,850
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,729,100
Series 2004 D:
5% 12/1/23 (FSA Insured)	24,060,000	25,755,508
6% 5/1/08 (Escrowed to Maturity) (d)	250,000	269,540
Series A, 5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (d)	5,000,000	5,562,950
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	5,020,000	5,632,892
Series D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	3,800,000	4,289,972
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series D:
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	$ 5,010,000	$ 5,663,304
5.5% 10/1/18	6,000,000	6,967,380
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	5,000,000	5,618,300
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.):
Series E, 6% 7/1/06 (FSA Insured)	1,425,000	1,494,298
Series F:
5.75% 7/1/17	1,305,000	1,424,812
5.75% 7/1/18	1,300,000	1,403,935
5.75% 7/1/19	1,455,000	1,561,841
5.75% 7/1/20	500,000	534,125
5.75% 7/1/33	3,000,000	3,183,510
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	13,105,000	13,140,252
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	3,013,103
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,517,390
(Emerson Hosp. Proj.) Series D, 5.7% 8/15/12 (FSA Insured)	9,475,000	9,695,389
(Harvard Univ. Proj.):
Series FF, 5.125% 7/15/37	34,125,000	35,991,638
Series P, 5.625% 11/1/28	1,500,000	1,560,780
(Lahey Clinic Med. Ctr. Proj.) Series B, 5.25% 7/1/10 (MBIA Insured)	14,120,000	14,304,266
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (American Cap. Access Corp. Insured)	2,000,000	2,130,100
5.25% 7/1/09 (American Cap. Access Corp. Insured)	2,540,000	2,682,392
5.25% 7/1/10 (American Cap. Access Corp. Insured)	2,000,000	2,117,400
5.25% 7/1/11 (American Cap. Access Corp. Insured)	3,025,000	3,183,631
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	14,600,000	16,433,760
(Massachusetts Institute of Technology Proj.):
Series K, 5.375% 7/1/17	6,805,000	7,938,305
Series L:
5% 7/1/18	4,300,000	4,872,029
5.25% 7/1/33	14,000,000	15,993,180
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Med. Academic & Scientific Proj.) Series A, 6.625% 1/1/15	$ 5,650,000	$ 5,824,868
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,000,000	1,024,130
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,437,602
6.125% 7/1/15 (MBIA Insured)	4,500,000	4,919,445
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,703,385
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	2,510,000	2,659,847
5.125% 7/1/11 (MBIA Insured)	3,885,000	4,109,825
5.375% 7/1/24 (MBIA Insured)	7,600,000	8,078,192
Series E:
5% 7/1/17	1,255,000	1,362,516
5% 7/1/19	1,390,000	1,484,312
(South Shore Hosp. Proj.) Series F:
5% 7/1/07	1,915,000	1,988,900
5.125% 7/1/08	2,000,000	2,104,900
5.25% 7/1/09	2,120,000	2,256,083
5.5% 7/1/12	2,165,000	2,332,355
5.625% 7/1/19	1,000,000	1,047,820
5.75% 7/1/29	4,350,000	4,533,527
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	5,000,000	5,471,300
(Univ. of Massachusetts Proj.) Series A:
5.5% 10/1/16 (FGIC Insured)	3,065,000	3,447,757
5.875% 10/1/29 (FGIC Insured)	10,015,000	11,452,954
6% 10/1/15 (FGIC Insured)	1,000,000	1,159,000
(Univ. of Massachusetts-Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	1,000,000	1,101,260
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,138,273
5% 7/1/20	2,075,000	2,238,821
(Williams College Issue Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,084,345
Series F, 5.75% 7/1/19	3,000,000	3,161,970
Series G, 5.5% 7/1/14	3,665,000	4,082,627
6.55% 6/23/22 (AMBAC Insured)	18,400,000	20,420,872
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series A, 6% 12/1/13 (MBIA Insured)	$ 4,535,000	$ 4,653,726
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	10,020,978
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A, 4.95% 12/1/06	1,950,000	1,998,575
Series 1998 A, 5.2% 12/1/08 (c)	1,300,000	1,339,416
Massachusetts Indl. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5.6% 10/1/06 (MBIA Insured)	265,000	275,809
(Lesley College Proj.) Series A, 6.3% 7/1/15 (AMBAC Insured)	2,525,000	2,616,986
(Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/07	25,000,000	23,187,500
0% 8/1/08	15,000,000	13,457,250
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,764,980
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,330,000	8,941,672
5.25% 7/1/12 (MBIA Insured)	8,000,000	8,895,680
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,415,000	9,032,913
5.25% 7/1/12 (MBIA Insured)	8,510,000	9,462,780
(Nuclear Mix #5 Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,175,000	4,481,570
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,225,000	4,535,242
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (c)	2,030,000	2,141,792
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	9,085,563
5.5% 7/1/17 (FSA Insured)	2,105,000	2,300,555
Series 1998 B:
5% 7/1/10 (FSA Insured) (c)	2,275,000	2,412,274
5% 7/1/15 (FSA Insured) (c)	3,310,000	3,457,394
Series 1999 C, 5.75% 7/1/29 (FSA Insured)	5,000,000	5,574,350
Series A:
5% 7/1/18 (MBIA Insured)	2,000,000	2,172,840
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series A:
5% 7/1/19 (MBIA Insured)	$ 6,915,000	$ 7,466,056
5% 7/1/20 (MBIA Insured)	2,505,000	2,684,183
5% 7/1/21 (MBIA Insured)	3,000,000	3,201,330
5% 7/1/22 (MBIA Insured)	2,000,000	2,122,500
5.125% 7/1/16 (FSA Insured)	3,000,000	3,250,200
5.125% 7/1/17 (FSA Insured)	3,000,000	3,242,490
Series B:
5.5% 7/1/10 (FSA Insured) (c)	11,470,000	12,626,750
5.5% 7/1/11 (FSA Insured) (c)	5,500,000	6,047,525
5.5% 7/1/12 (FSA Insured) (c)	4,000,000	4,391,280
5.625% 7/1/12 (Escrowed to Maturity) (d)	1,425,000	1,577,589
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (c)	7,395,000	8,007,676
5.5% 1/1/13 (AMBAC Insured) (c)	7,000,000	7,553,140
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	6,504,114
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	5,373,300
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	5,354,350
5.5% 1/1/17 (AMBAC Insured) (c)	6,470,000	6,921,541
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,396,060
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,313,950
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	4,048,415
5.75% 1/1/32 (FGIC Insured)	21,500,000	24,660,715
Massachusetts Spl. Oblig. Rev.:
(Consolidated Ln. Prog.) Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,150,200
5.5% 6/1/16 (FSA Insured)	3,000,000	3,474,750
5.5% 6/1/18 (FSA Insured)	9,640,000	11,252,676
5.5% 6/1/19 (FSA Insured)	10,000,000	11,706,900
Series A:
5.375% 6/1/18 (Pre-Refunded to 6/1/12 @ 100) (d)	2,000,000	2,276,440
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,849,392
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,944,141
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,770,839
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	7,084,968
5.25% 1/1/29 (AMBAC Insured)	45,615,000	48,304,460
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.: - continued
Sr. Series A:
0% 1/1/25 (MBIA Insured)	$ 5,110,000	$ 2,018,399
0% 1/1/28 (MBIA Insured)	5,130,000	1,665,865
0% 1/1/29 (MBIA Insured)	33,165,000	10,158,440
5% 1/1/37 (MBIA Insured)	34,480,000	35,140,292
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,596,255
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	1,920,480
0% 1/1/17 (MBIA Insured)	7,690,000	4,687,209
0% 1/1/18 (MBIA Insured)	2,025,000	1,167,676
0% 1/1/19 (MBIA Insured)	13,815,000	7,571,449
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	30,135,000	30,243,486
Massachusetts Wtr. Poll. Abatement Trust (Pool Prog.):
Series 10, 5.25% 8/1/15	2,435,000	2,751,501
Series 2004 A:
5.25% 2/1/16	6,110,000	6,965,033
5.25% 2/1/17	6,435,000	7,347,161
5.25% 2/1/18	6,210,000	7,106,103
5.25% 2/1/22	1,170,000	1,349,104
5.25% 8/1/22	6,525,000	7,508,513
5.25% 2/1/23	1,390,000	1,601,683
5.25% 2/1/24	1,170,000	1,344,681
5.25% 8/1/24	3,780,000	4,359,625
Series 3:
5.4% 2/1/10	300,000	318,588
5.5% 2/1/13	815,000	867,070
Series 4, 5.125% 8/1/14	70,000	76,042
Series 5, 5.25% 8/1/15	75,000	82,469
Series 6:
5.25% 8/1/19	30,000	33,216
5.5% 8/1/30	17,580,000	19,219,862
5.625% 8/1/14	115,000	129,173
5.625% 8/1/15	25,000	28,148
5.625% 8/1/15 (Pre-Refunded to 8/1/10 @ 101) (d)	975,000	1,115,234
5.625% 8/1/16	485,000	544,252
Series 7:
5.25% 2/1/16	4,495,000	4,910,203
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust (Pool Prog.): - continued
Series 7:
5.25% 2/1/16 (Pre-Refunded to 8/1/11 @ 100) (d)	$ 3,590,000	$ 4,009,563
5.25% 2/1/17	2,795,000	3,039,702
5.25% 2/1/17 (Pre-Refunded to 8/1/11 @ 100) (d)	2,205,000	2,462,698
Series 8:
5% 8/1/17	110,000	119,585
5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (d)	5,540,000	6,125,966
5% 8/1/20	105,000	112,655
5% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (d)	5,395,000	5,965,629
Series 9, 5.25% 8/1/33	3,075,000	3,303,688
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,677
5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,074,260
5.25% 8/1/12	565,000	612,556
5.25% 8/1/13	330,000	356,060
5.45% 2/1/13	140,000	140,304
5.45% 2/1/13 (Escrowed to Maturity) (d)	1,960,000	2,208,979
Massachusetts Wtr. Resources Auth.:
Series A:
5.75% 8/1/30 (FGIC Insured)	20,500,000	23,242,695
5.75% 8/1/39 (FGIC Insured)	20,750,000	23,503,733
6.5% 7/15/19	21,960,000	27,173,963
Series B:
5.125% 8/1/27 (MBIA Insured)	6,945,000	7,359,825
5.5% 8/1/15 (FSA Insured)	1,500,000	1,731,645
5.5% 8/1/16 (FSA Insured)	1,425,000	1,667,763
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,577,467
Series J:
5% 8/1/42	8,160,000	8,427,566
5.5% 8/1/20 (FSA Insured)	1,000,000	1,189,910
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,170,338
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,164,656
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,124,400
Mendon Upton Reg'l. School District 5.25% 6/1/11 (FGIC Insured)	1,435,000	1,544,261
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	1,000,000	1,055,780
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	$ 2,120,000	$ 2,354,260
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,597,781
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,121,300
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,284,634
Nantucket Gen. Oblig. 5% 7/15/17 (MBIA Insured)	5,000,000	5,332,400
North Attleborough Gen. Oblig. 5% 7/15/16 (FGIC Insured)	1,615,000	1,799,385
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,384,336
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,125,060
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,241,620
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,184,760
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,304,948
5% 9/1/18 (AMBAC Insured)	1,090,000	1,202,684
5% 9/1/19 (AMBAC Insured)	1,085,000	1,191,656
5.5% 4/1/20 (Pre-Refunded to 4/1/10 @ 101) (d)	1,600,000	1,815,920
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,267,349
5% 3/15/21 (MBIA Insured)	2,190,000	2,352,367
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/11 (MBIA Insured)	4,365,000	4,928,041
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,121,120
5.75% 6/15/14 (MBIA Insured)	2,500,000	2,835,700
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,651,868
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,660,832
5% 1/15/20 (FGIC Insured)	1,350,000	1,460,579
Sandwich Gen. Oblig.:
5.375% 8/15/18 (MBIA Insured)	1,050,000	1,154,685
5.375% 8/15/19 (MBIA Insured)	1,050,000	1,147,482
5.375% 8/15/20 (MBIA Insured)	1,025,000	1,122,324
South Essex Swr. District Series A, 5.25% 6/15/24 (MBIA Insured)	2,810,000	2,965,477
Springfield Gen. Oblig.:
5.25% 1/15/16 (MBIA Insured)	2,195,000	2,451,464
5.25% 1/15/17 (MBIA Insured)	1,510,000	1,677,580
5.25% 1/15/18 (MBIA Insured)	1,000,000	1,113,910
5.25% 1/15/21 (MBIA Insured)	4,600,000	5,083,782
5.375% 8/1/17 (FGIC Insured)	1,875,000	2,083,388
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Springfield Gen. Oblig.: - continued
5.5% 8/1/16 (FGIC Insured)	$ 1,000,000	$ 1,126,370
Sudbury Gen. Oblig. Series 2000 A, 5.125% 6/1/19	1,000,000	1,085,560
Tantasqua Reg'l. School District 5.75% 8/15/11 (FSA Insured)	2,530,000	2,878,735
Taunton Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Pepsi Cola Metropolitan Bottle Proj.) 5.65% 8/1/12	2,400,000	2,417,688
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2000 A:
5% 11/1/15	1,595,000	1,703,891
5.125% 11/1/16	2,025,000	2,201,378
Series 2004 A:
5.375% 11/1/16 (AMBAC Insured)	2,080,000	2,364,565
5.375% 11/1/17 (AMBAC Insured)	1,000,000	1,129,820
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	6,165,000	7,008,434
Series B:
5.5% 11/1/11 (AMBAC Insured)	1,175,000	1,307,893
5.5% 11/1/12 (AMBAC Insured)	2,465,000	2,743,792
5.5% 11/1/13 (AMBAC Insured)	1,615,000	1,816,536
5.5% 11/1/14 (AMBAC Insured)	1,500,000	1,684,665
5.5% 11/1/15 (AMBAC Insured)	1,200,000	1,345,728
5.5% 11/1/16 (AMBAC Insured)	1,250,000	1,399,700
5.5% 11/1/17 (AMBAC Insured)	1,250,000	1,397,625
5.5% 11/1/18 (AMBAC Insured)	1,400,000	1,563,002
Sr. Series 2, 5.125% 11/1/19 (AMBAC Insured)	3,830,000	4,136,630
Univ. of Massachusetts Bldg. Auth. Rev. Series 2005 1:
5% 5/1/06 (AMBAC Insured) (a)	1,485,000	1,532,372
5% 5/1/11 (AMBAC Insured) (a)	1,200,000	1,323,468
Woods Hole, Martha's Vineyard & Nantucket Steamship Series 2004 B, 5% 3/1/17	3,300,000	3,637,623
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,596,586
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,455,558
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,120,850
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,210,363
Series A:
5.5% 4/1/19 (FSA Insured)	4,000,000	4,458,160
5.75% 4/1/12 (FSA Insured)	2,935,000	3,308,743
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Worcester Gen. Oblig.: - continued
Series A:
5.75% 4/1/13 (FSA Insured)	$ 3,035,000	$ 3,455,651
5.75% 4/1/14 (FSA Insured)	3,120,000	3,547,627
		1,707,760,148
Puerto Rico - 3.2%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	4,450,000	5,217,002
Series A, 5.25% 7/1/18	3,500,000	3,835,930
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,000,000	1,064,430
Series Y, 5.5% 7/1/36 (MBIA Insured)	1,000,000	1,136,310
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,466,740
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	2,045,780
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	13,750,000	15,067,938
5.5% 10/1/40 (Escrowed to Maturity) (d)	16,600,000	18,146,622
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	3,230,000	3,498,219
Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured) (a)	3,195,000	3,691,152
		57,170,123
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	870,189
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Rev. Series A: - continued
5% 10/1/13	$ 700,000	$ 756,637
5.25% 10/1/16	750,000	812,588
		2,439,414
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,661,529,637)		1,767,369,685
NET OTHER ASSETS - 0.5%		8,404,446
NET ASSETS - 100%		$ 1,775,774,131
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	21.2%
Transportation	15.5%
Education	13.6%
Special Tax	13.1%
Water & Sewer	10.8%
Escrowed/Pre-Refunded	9.5%
Health Care	9.2%
Others* (individually less than 5%)	7.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005

Assets
Investment in securities, at value (cost $1,661,529,637) - See accompanying schedule		$ 1,767,369,685
Cash		13,472,102
Receivable for fund shares sold		2,837,354
Interest receivable		17,633,058
Prepaid expenses		5,945
Other affiliated receivables		5
Other receivables		27,062
Total assets		1,801,345,211

Liabilities
Payable for investments purchased Regular delivery	$ 15,495,964
Delayed delivery	6,316,760
Payable for fund shares redeemed	1,231,413
Distributions payable	1,791,086
Accrued management fee	548,628
Other affiliated payables	131,761
Other payables and accrued expenses	55,468
Total liabilities		25,571,080

Net Assets		$ 1,775,774,131
Net Assets consist of:
Paid in capital		$ 1,667,688,771
Undistributed net investment income		68,701
Accumulated undistributed net realized gain (loss) on investments		2,176,611
Net unrealized appreciation (depreciation) on investments		105,840,048
Net Assets, for 145,577,462 shares outstanding		$ 1,775,774,131
Net Asset Value, offering price and redemption price per share ($1,775,774,131 ÷ 145,577,462 shares)		$ 12.20

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2005

Investment Income
Interest		$ 83,180,479

Expenses
Management fee	$ 6,596,601
Transfer agent fees	1,203,937
Accounting fees and expenses	319,424
Non-interested trustees' compensation	9,856
Custodian fees and expenses	28,398
Registration fees	26,208
Audit	51,724
Legal	9,698
Miscellaneous	32,459
Total expenses before reductions	8,278,305
Expense reductions	(130,800)	8,147,505
Net investment income		75,032,974
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	26,123,588
Futures contracts	(817,973)
Total net realized gain (loss)		25,305,615
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,851,864)
Futures contracts	(399,675)
Total change in net unrealized appreciation (depreciation)		(21,251,539)
Net gain (loss)		4,054,076
Net increase (decrease) in net assets resulting from operations		$ 79,087,050

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2005	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 75,032,974	$ 81,179,586
Net realized gain (loss)	25,305,615	24,128,340
Change in net unrealized appreciation (depreciation)	(21,251,539)	11,891,254
Net increase (decrease) in net assets resulting from operations	79,087,050	117,199,180
Distributions to shareholders from net investment income	(75,321,159)	(81,683,019)
Distributions to shareholders from net realized gain	(21,403,072)	(24,458,722)
Total distributions	(96,724,231)	(106,141,741)
Share transactions Proceeds from sales of shares	251,806,709	299,267,226
Reinvestment of distributions	69,843,524	77,614,406
Cost of shares redeemed	(380,252,488)	(524,488,397)
Net increase (decrease) in net assets resulting from share transactions	(58,602,255)	(147,606,765)
Redemption fees	19,891	34,181
Total increase (decrease) in net assets	(76,219,545)	(136,515,145)

Net Assets
Beginning of period	1,851,993,676	1,988,508,821
End of period (including undistributed net investment income of $68,701 and undistributed net investment income of $722,851, respectively)	$ 1,775,774,131	$ 1,851,993,676
Other Information Shares
Sold	20,670,242	24,272,669
Issued in reinvestment of distributions	5,751,297	6,320,244
Redeemed	(31,390,626)	(42,733,321)
Net increase (decrease)	(4,969,087)	(12,140,408)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 12.22	$ 11.94	$ 11.86	$ 11.02
Income from Investment Operations
Net investment incomeB	.519	.523	.535	.552D	.573
Net realized and unrealized gain (loss)	.051	.244	.343	.091D	.836
Total from investment operations	.570	.767	.878	.643	1.409
Distributions from net investment income	(.521)	(.526)	(.531)	(.548)	(.569)
Distributions from net realized gain	(.149)	(.161)	(.067)	(.015)	-
Total distributions	(.670)	(.687)	(.598)	(.563)	(.569)
Redemption fees added to paid in capital	-B,E	-B,E	-B,E	-B,E	-
Net asset value, end of period	$ 12.20	$ 12.30	$ 12.22	$ 11.94	$ 11.86
Total ReturnA	4.80%	6.43%	7.51%	5.54%	13.11%
Ratios to Average Net AssetsC
Expenses before expense reductions	.47%	.47%	.48%	.47%	.49%
Expenses net of voluntary waivers, if any	.47%	.47%	.48%	.47%	.49%
Expenses net of all reductions	.46%	.47%	.46%	.42%	.42%
Net investment income	4.27%	4.25%	4.41%	4.63%D	5.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,775,774	$ 1,851,994	$ 1,988,509	$ 1,888,575	$ 1,704,661
Portfolio turnover rate	22%	14%	15%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/05	% of fund's investments 7/31/04	% of fund's investments 1/31/04
0 - 30	90.3	91.3	73.4
31 - 90	2.8	4.8	10.3
91 - 180	1.1	1.7	7.0
181 - 397	5.8	2.2	9.3
Weighted Average Maturity
	1/31/05	7/31/04	1/31/04
Spartan Massachusetts Municipal Money Market Fund	23 Days	19 Days	45 Days
Massachusetts Tax-Free Money Market Funds Average*	27 Days	28 Days	42 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2005	As of July 31, 2004
Variable Rate Demand Notes (VRDNs) 77.4%	Variable Rate Demand Notes (VRDNs) 77.9%
Commercial Paper (including CP Mode) 8.8%	Commercial Paper (including CP Mode) 10.4%
Tender Bonds 0.0%	Tender Bonds 0.4%
Municipal Notes 7.6%	Municipal Notes 9.9%
Other Investments 0.9%	Other Investments 1.4%
Net Other Assets 5.3%	Net Other Assets 0.0%

Current and Historical Seven-Day Yields

	1/31/05	11/1/04	8/2/04	5/3/04	2/2/04
Spartan Massachusetts Municipal Money Market Fund	1.47%	1.35%	0.70%	0.68%	0.59%
If Fidelity had not reimbursed certain fund expenses	1.44%	1.32%	0.67%	0.65%	0.56%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Investments January 31, 2005

Showing Percentage of Net Assets

Municipal Securities - 94.7%
	Principal Amount	Value (Note 1)
Massachusetts - 86.4%
Acushnet Gen. Oblig. BAN 3% 8/12/05	$ 6,000,000	$ 6,045,985
Clipper Tax-Exempt Trust Participating VRDN Series 2003 8, 1.84% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	4,900,000	4,900,000
Haverhill Gen. Oblig. BAN 3.5% 4/1/05	3,700,000	3,708,952
Hull Gen. Oblig. BAN 3% 7/14/05	4,800,000	4,818,661
Lincoln-Sudbury Reg'l. School District BAN 3% 10/7/05	12,100,000	12,205,852
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series Eagle 2004 24 Class A, 1.87% (Liquidity Facility Citibank NA) (a)(b)	2,800,000	2,800,000
Series EGL 04 31 Class A, 1.87% (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series EGL 99 2101, 1.87% (Liquidity Facility Citibank NA, New York) (a)(b)	4,645,000	4,645,000
Series Merlots 00 H, 1.9% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,400,000	8,400,000
Series PT 2250, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,325,000	6,325,000
Series TOC 04 D, 1.87% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,200,000	2,200,000
Series 1999, 1.85%, VRDN (a)	11,400,000	11,400,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series MS 01 723, 1.84% (Liquidity Facility Morgan Stanley) (a)(b)	8,300,000	8,300,000
Series PT 1580, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,430,000	9,430,000
Series PT 2459, 1.86% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	8,800,000	8,800,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN Series MS 974, 1.86% (Liquidity Facility Morgan Stanley) (a)(b)	2,781,500	2,781,500
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1.89%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,900,000	3,900,000
(Boston Renaissance Charter School Proj.) 1.89%, LOC Fleet Nat'l. Bank, VRDN (a)	9,200,000	9,200,000
(Boston Univ. Proj.) Series R3, 1.85% (XL Cap. Assurance, Inc. Insured), VRDN (a)	2,585,000	2,585,000
(Saint Mark's School Proj.) 1.83%, LOC Fleet Nat'l. Bank, VRDN (a)	16,700,000	16,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Participating VRDN:
Series AAB 00 18, 1.84% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	$ 4,600,000	$ 4,600,000
Series AAB 02 18, 1.85% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	4,500,000	4,500,000
Series EGL 00 2102, 1.87% (Liquidity Facility Citibank NA, New York) (a)(b)	2,500,000	2,500,000
Series EGL 01 2102, 1.87% (Liquidity Facility Citibank NA, New York) (a)(b)	4,300,000	4,300,000
Series EGL 01 2103, 1.87% (Liquidity Facility Citibank NA, New York) (a)(b)	11,685,000	11,685,000
Series EGL 01 2104, 1.87% (Liquidity Facility Citibank NA, New York) (a)(b)	4,690,000	4,690,000
Series EGL 01 2105, 1.87% (Liquidity Facility Citibank NA, New York) (a)(b)	11,700,000	11,700,000
Series EGL 03 7777, 1.87% (Liquidity Facility Citibank NA, New York) (a)(b)	8,100,000	8,100,000
Series EGL 04 0003, 1.87% (Liquidity Facility Citibank NA) (a)(b)	7,200,000	7,200,000
Series EGL 04 0007, 1.87% (Liquidity Facility Citibank NA) (a)(b)	9,900,000	9,900,000
Series Merlots 04 B12, 1.9% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,200,000	2,200,000
Series Merlots 04 B3, 1.9% (Liquidity Facility Wachovia Bank NA) (a)(b)	6,495,000	6,495,000
Series Merlots 04 C44, 1.9% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,895,000	1,895,000
Series Merlots A51, 1.9% (Liquidity Facility Wachovia Bank NA) (a)(b)	7,210,000	7,210,000
Series MS 01 535, 1.84% (Liquidity Facility Morgan Stanley) (a)(b)	6,400,000	6,400,000
Series MS 903, 1.86% (Liquidity Facility Morgan Stanley) (a)(b)	6,500,000	6,500,000
Series PT 1945, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,180,000	4,180,000
Series PT 2008, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,200,000	4,200,000
Series PT 2079, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,900,000	7,900,000
Series PT 2265, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,000,000	10,000,000
Series PT 2279, 1.86% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,350,000	5,350,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 2299, 1.86% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	$ 5,175,000	$ 5,175,000
Series PT 2332, 1.86% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,450,000	5,450,000
Series PT 2367, 1.86% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,565,000	5,565,000
Series PT 2426, 1.86% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	9,000,000	9,000,000
Series PT 2497, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,375,000	3,375,000
Series PT 391, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,130,000	12,130,000
Series PT 921, 1.86% (Liquidity Facility BNP Paribas SA) (a)(b)	5,430,000	5,430,000
Series PT 983, 1.86% (Liquidity Facility DEPFA BANK PLC) (a)(b)	7,395,000	7,395,000
Series PT 987, 1.86% (Liquidity Facility DEPFA BANK PLC) (a)(b)	8,140,000	8,140,000
Series Putters 301, 1.85% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	4,665,000	4,665,000
Series Putters 462, 1.85% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)	2,580,000	2,580,000
Series ROC II R102, 1.87% (Liquidity Facility Citibank NA) (a)(b)	4,865,000	4,865,000
Series SG 126, 1.86% (Liquidity Facility Societe Generale) (a)(b)	3,255,000	3,255,000
Series Stars 100, 1.86% (Liquidity Facility BNP Paribas SA) (a)(b)	7,740,000	7,740,000
Series Stars 105, 1.86% (Liquidity Facility BNP Paribas SA) (a)(b)	5,465,000	5,465,000
Series Stars 80, 1.86% (Liquidity Facility BNP Paribas SA) (a)(b)	5,700,000	5,700,000
(Central Artery Proj.) Series B, 1.94%, VRDN (a)	10,500,000	10,500,000
Series 1999 E, 1.89% 2/2/05 (Liquidity Facility Dexia Cr. Local de France), CP	5,200,000	5,200,000
Series 2001 B, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	30,210,000	30,210,000
Series H, 1.74% 2/4/05 (Liquidity Facility Bank of Nova Scotia New York Agcy.), CP	23,500,000	23,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 1.87% (Liquidity Facility Morgan Stanley) (a)(b)	$ 8,700,000	$ 8,700,000
Series EGL 03 0018, 1.87% (Liquidity Facility Citibank NA, New York) (a)(b)	9,995,000	9,995,000
Series EGL 03 0050, 1.87% (Liquidity Facility Citibank NA, New York) (a)(b)	4,700,000	4,700,000
Series EGL 04 39, 1.87% (Liquidity Facility Citibank NA) (a)(b)	6,180,000	6,180,000
Series EGL 96 2101, 1.87% (Liquidity Facility Citibank NA, New York) (a)(b)	5,975,000	5,975,000
Series EGL 97 2104, 1.87% (Liquidity Facility Citibank NA, New York) (a)(b)	5,000,000	5,000,000
Series Merlots 00 T, 1.9% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,580,000	1,580,000
Series Merlots 00 WW, 1.9% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,800,000	4,800,000
Series Merlots 97 Y, 1.9% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,435,000	4,435,000
Series PA 595R, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,000,000	4,000,000
Series PT 904, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,360,000	9,360,000
Series SGB 42, 1.87% (Liquidity Facility Societe Generale) (a)(b)	8,700,000	8,700,000
(Endicott College Proj.) Series B, 1.84%, LOC Fleet Nat'l. Bank, VRDN (a)	12,700,000	12,700,000
(Home for Little Wanderers Proj.) Series B, 1.84%, LOC Fleet Bank NA, VRDN (a)	2,400,000	2,400,000
(Partners HealthCare Sys., Inc. Proj.) Series D5, 1.88%, VRDN (a)	5,700,000	5,700,000
(Williams College Proj.) Series E, 1.85%, VRDN (a)	6,400,000	6,400,000
1.85% 2/25/05, CP	1,500,000	1,500,000
1.87% 3/8/05, CP	5,000,000	5,000,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series Merlots H, 1.9% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,375,000	8,375,000
Series 2003 F, 1.85% (FSA Insured), VRDN (a)	29,035,000	29,035,000
Massachusetts Indl. Fin. Agcy. Health Care Facilities Auth. (Jewish Geriatric Svs. Proj.) 1.84%, LOC Lloyds TSB Bank PLC, VRDN (a)	5,215,000	5,215,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1.85% tender 3/8/05, CP mode	$ 4,700,000	$ 4,700,000
1.9% tender 2/23/05, CP mode	28,000,000	28,000,000
Series 1993 B, 1.85% tender 2/10/05, CP mode	9,200,000	9,200,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/05	9,300,000	9,212,117
Participating VRDN Series SG 56, 1.86% (Liquidity Facility Societe Generale) (a)(b)	7,025,000	7,025,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 1.84%, LOC Suntrust Bank, VRDN (a)	2,100,000	2,100,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 1.84%, LOC ABN-AMRO Bank NV, VRDN (a)	2,800,000	2,800,000
Series 1994 B, 1.84%, LOC ABN-AMRO Bank NV, VRDN (a)	4,000,000	4,000,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.84%, LOC Fleet Nat'l. Bank, VRDN (a)	4,140,000	4,140,000
(Southern New England School of Law Proj.) 1.84%, LOC Fleet Nat'l. Bank, VRDN (a)	1,300,000	1,300,000
(Youville Place Proj.) Series 1996, 1.9% (AMBAC Insured), VRDN (a)	3,900,000	3,900,000
Massachusetts Port Auth. Rev. Participating VRDN Series PA 599R, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,850,000	4,850,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 827, 1.84% (Liquidity Facility Morgan Stanley) (a)(b)	8,495,000	8,495,000
Series SG 124, 1.86% (Liquidity Facility Societe Generale) (a)(b)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	19,885,000	19,885,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 1.88% (Liquidity Facility Bank of America NA) (a)(b)	14,250,000	14,250,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series CDC 04 3, 1.86% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(b)	5,315,000	5,315,000
Series PT 2365, 1.86% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,900,000	5,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series Putters 578, 1.85% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	$ 5,000,000	$ 5,000,000
Series ROC II R6512, 1.87% (Liquidity Facility Citibank NA) (a)(b)	2,660,000	2,660,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 1.9% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,070,000	5,070,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series EGL 02 2101, 1.87% (Liquidity Facility Citibank NA, New York) (a)(b)	4,600,000	4,600,000
Series ROC II R252, 1.87% (Liquidity Facility Citibank NA) (a)(b)	6,585,000	6,585,000
Series 1995, 1.85% 3/9/05, LOC Bayerische Landesbank Girozentrale, CP	10,000,000	10,000,000
Series 1998 D, 1.83% (FGIC Insured), VRDN (a)	7,700,000	7,700,000
Series 2000 B, 1.83% (FGIC Insured), VRDN (a)	15,975,000	15,975,000
Medford Gen. Oblig. BAN 3% 4/1/05	3,100,000	3,105,718
Melrose Gen. Oblig. BAN 3% 8/11/05	3,000,000	3,022,873
North Andover Gen. Oblig. BAN 3% 10/7/05	9,200,000	9,274,261
North Middlesex Reg'l. School District BAN 3% 6/30/05	4,900,000	4,924,143
Northborough-Southboro Reg'l. School District BAN 3% 10/27/05	14,201,000	14,316,636
Old Rochester Reg'l. School District BAN 2.5% 2/18/05	5,300,000	5,302,181
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 1.84% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	6,535,000	6,535,000
Series EGL 01 2101, 1.87% (Liquidity Facility Citibank NA, New York) (a)(b)	2,200,000	2,200,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN Series ROC II 2038, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	5,120,000	5,120,000
Waltham Gen. Oblig. BAN 2.25% 2/1/05	1,700,000	1,700,000
Weston Gen. Oblig. BAN 2% 2/11/05	6,693,000	6,693,147
		852,582,026
Puerto Rico - 8.3%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 01 A107, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	24,640,000	24,640,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN: - continued
Series MS 896, 1.86% (Liquidity Facility Morgan Stanley) (a)(b)	$ 2,657,500	$ 2,657,500
Series PA 1225, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,000,000	10,000,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series 2000 A15, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	15,415,000	15,415,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Merlots B03, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	9,975,000	9,975,000
Series MS 897, 1.86% (Liquidity Facility Morgan Stanley) (a)(b)	2,495,000	2,495,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 2.2%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,200,000	1,200,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,460,000	2,460,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series Stars 97, 1.84% (Liquidity Facility BNP Paribas SA) (a)(b)	13,600,000	13,600,000
		82,442,500
TOTAL INVESTMENT PORTFOLIO - 94.7%		935,024,526
NET OTHER ASSETS - 5.3%		51,943,597
NET ASSETS - 100%		$ 986,968,123
Total Cost for Federal Income Tax Purposes $ 935,024,526
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005

Assets
Investment in securities, at value (cost $935,024,526) - See accompanying schedule		$ 935,024,526
Cash		48,017,353
Receivable for fund shares sold		10,279,992
Interest receivable		3,871,116
Receivable from investment adviser for expense reductions		18,789
Other receivables		66,915
Total assets		997,278,691

Liabilities
Payable for fund shares redeemed	$ 9,877,912
Distributions payable	83,594
Accrued management fee	347,762
Other affiliated payables	1,300
Total liabilities		10,310,568

Net Assets		$ 986,968,123
Net Assets consist of:
Paid in capital		$ 986,783,193
Undistributed net investment income		97,190
Accumulated undistributed net realized gain (loss) on investments		87,740
Net Assets, for 986,522,099 shares outstanding		$ 986,968,123
Net Asset Value, offering price and redemption price per share ($986,968,123 ÷ 986,522,099 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2005

Investment Income
Interest		$ 12,451,385

Expenses
Management fee	$ 4,183,777
Non-interested trustees' compensation	5,360
Total expenses before reductions	4,189,137
Expense reductions	(533,168)	3,655,969
Net investment income		8,795,416
Net realized gain (loss) on investment securities		87,659
Net increase in net assets resulting from operations		$ 8,883,075

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2005	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,795,416	$ 6,933,927
Net realized gain (loss)	87,659	518,427
Net increase in net assets resulting from operations	8,883,075	7,452,354
Distributions to shareholders from net investment income	(8,795,488)	(6,933,927)
Distributions to shareholders from net realized gain	(392,290)	(104,568)
Total distributions	(9,187,778)	(7,038,495)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	682,918,704	727,893,057
Reinvestment of distributions	8,499,901	6,467,862
Cost of shares redeemed	(703,164,431)	(767,744,826)
Net increase (decrease) in net assets and shares resulting from share transactions	(11,745,826)	(33,383,907)
Total increase (decrease) in net assets	(12,050,529)	(32,970,048)

Net Assets
Beginning of period	999,018,652	1,031,988,700
End of period (including undistributed net investment income of $97,190 and $0, respectively)	$ 986,968,123	$ 999,018,652

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.007	.011	.023	.036
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations	.009	.007	.011	.023	.036
Distributions from net investment income	(.009)	(.007)	(.011)	(.023)	(.036)
Distributions from net realized gain	-D	-D	-	-	-
Total distributions	(.009)	(.007)	(.011)	(.023)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	.95%	.69%	1.11%	2.28%	3.61%
Ratios to Average Net AssetsC
Expenses before expense reductions	.43%	.43%	.43%	.48%	.50%
Expenses net of voluntary waivers, if any	.40%	.40%	.40%	.47%	.50%
Expenses net of all reductions	.38%	.39%	.37%	.43%	.49%
Net investment income	.90%	.68%	1.11%	2.23%	3.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 986,968	$ 999,019	$ 1,031,989	$ 1,049,434	$ 883,875

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/05	% of fund's investments 7/31/04	% of fund's investments 1/31/04
0 - 30	90.7	88.4	77.9
31 - 90	2.4	6.0	9.0
91 - 180	1.2	1.1	4.4
181 - 397	5.7	4.5	8.7
Weighted Average Maturity
	1/31/05	7/31/04	1/31/04
Fidelity Massachusetts Municipal Money Market	22 Days	24 Days	38 Days
Massachusetts Tax-Free Money Market Funds Average*	27 Days	28 Days	42 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2005	As of July 31, 2004
Variable Rate Demand Notes (VRDNs) 75.9%	Variable Rate Demand Notes (VRDNs) 70.9%
Commercial Paper (including CP Mode) 6.5%	Commercial Paper (including CP Mode) 8.0%
Tender Bonds 0.7%	Tender Bonds 1.2%
Municipal Notes 8.1%	Municipal Notes 12.3%
Fidelity Municipal Cash Central Fund 4.8%	Fidelity Municipal Cash Central Fund 6.0%
Other Investments 0.4%	Other Investments 1.0%
Net Other Assets 3.6%	Net Other Assets 0.6%

Current and Historical Seven-Day Yields

	1/31/05	11/1/04	8/2/04	5/3/04	2/2/04
Fidelity Massachusetts Municipal Money Market Fund	1.32%	1.24%	0.58%	0.55%	0.48%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments January 31, 2005

Showing Percentage of Net Assets

Municipal Securities - 96.4%
	Principal Amount	Value (Note 1)
Massachusetts - 89.6%
Acushnet Gen. Oblig. BAN 3% 8/12/05	$ 22,193,000	$ 22,363,091
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 1.89%, LOC Fleet Bank NA, VRDN (b)(d)	3,615,000	3,615,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 1.84% (Liquidity Facility Morgan Stanley) (b)(e)	4,830,000	4,830,000
Series SG 75, 1.86% (Liquidity Facility Societe Generale) (b)(e)	13,480,000	13,480,000
Clipper Tax-Exempt Trust Participating VRDN Series 2003 8, 1.84% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	16,070,000	16,070,000
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,675,000	5,675,000
Franklin Gen. Oblig. BAN 1.75% 4/1/05	6,100,000	6,101,794
Hull Gen. Oblig. BAN 3% 7/14/05	18,200,000	18,270,755
Lincoln-Sudbury Reg'l. School District BAN 3% 10/7/05	43,900,000	44,284,043
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series Eagle 2004 24 Class A, 1.87% (Liquidity Facility Citibank NA) (b)(e)	10,070,000	10,070,000
Series EGL 99 2101, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	12,600,000	12,600,000
Series Merlots 00 H, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	24,930,000	24,930,000
Series MS 00 431, 1.84% (Liquidity Facility Morgan Stanley) (b)(e)	1,895,000	1,895,000
Series MS 98 107, 1.84% (Liquidity Facility Morgan Stanley) (b)(e)	5,565,000	5,565,000
Series PA 675, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,670,000	4,670,000
Series TOC 04 D, 1.87% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	7,800,000	7,800,000
Series 1999, 1.85%, VRDN (b)	25,715,000	25,715,000
Series 2004 B:
1.9% 2/4/05 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	3,000,000	3,000,000
1.9% 2/4/05 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	4,300,000	4,300,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 04 0004, 1.87% (Liquidity Facility Citibank NA) (b)(e)	9,000,000	9,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN: - continued
Series Merlots 04 B4, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 13,955,000	$ 13,955,000
Series MS 01 723, 1.84% (Liquidity Facility Morgan Stanley) (b)(e)	26,105,000	26,105,000
Series PT 1580, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,000,000	10,000,000
Series PT 2081, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	24,830,000	24,830,000
Series PT 2459, 1.86% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	33,060,000	33,060,000
Series ROC II R1034, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	8,045,000	8,045,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN:
Series Merlots 00 B11, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	8,170,000	8,170,000
Series PT 2077, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,250,000	5,250,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 1.9%, LOC Wachovia Bank NA, VRDN (b)(d)	2,750,000	2,750,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.):
1.98% tender 3/1/05 (Massachusetts Elec. Co. Guaranteed), CP mode (d)	5,200,000	5,200,000
2% tender 3/1/05 (Massachusetts Elec. Co. Guaranteed), CP mode (d)	1,275,000	1,275,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.87%, LOC Fleet Bank NA, VRDN (b)(d)	3,700,000	3,700,000
(Monkiewicz Realty Trust Proj.) 1.89%, LOC Fleet Bank NA, VRDN (b)(d)	5,790,000	5,790,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apartments Proj.) Series A, 1.9%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(d)	8,000,000	8,000,000
(Georgetown Village Apts. Proj.) 1.92%, LOC Fannie Mae, VRDN (b)(d)	7,850,000	7,850,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 1.9%, LOC Suntrust Bank, VRDN (b)(d)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1.89%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 7,125,000	$ 7,125,000
(Boston Renaissance Charter School Proj.) 1.89%, LOC Fleet Nat'l. Bank, VRDN (b)	13,960,000	13,960,000
(Boston Univ. Proj.):
Series R1, 1.85% (XL Cap. Assurance, Inc. Insured), VRDN (b)	59,295,000	59,295,000
Series R3, 1.85% (XL Cap. Assurance, Inc. Insured), VRDN (b)	32,290,000	32,290,000
(Brooks School Issue Proj.) Series 1999 A, 1.84% (MBIA Insured), VRDN (b)	3,700,000	3,700,000
(Clark Univ. Issue Proj.) Series B, 1.85% (AMBAC Insured), VRDN (b)	14,710,000	14,710,000
(Ed. Lawrence Academy Proj.) Series A, 1.84%, LOC Fleet Nat'l. Bank, VRDN (b)	5,000,000	5,000,000
(Hockomock YMCA Issue Proj.) 1.84%, LOC Fleet Nat'l. Bank, VRDN (b)	9,245,000	9,245,000
(Lasell Village, Inc. Proj.) 1.84%, LOC Fleet Nat'l. Bank, VRDN (b)	10,750,000	10,750,000
(Neighborhood House Charter Proj.) Series A, 1.84%, LOC Fleet Nat'l. Bank, VRDN (b)	7,100,000	7,100,000
(Newton Country Day School Proj.) 1.84%, LOC Fleet Nat'l. Bank, VRDN (b)	8,000,000	8,000,000
(Thayer Academy Proj.) 1.84%, LOC Allied Irish Banks PLC, VRDN (b)	10,000,000	10,000,000
(Third Sector New England, Inc. Proj.) Series A, 1.84%, LOC Fleet Nat'l. Bank, VRDN (b)	6,100,000	6,100,000
(WGBH Edl. Foundation Proj.) Series B, 1.85% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
(Worcester YMCA Proj.) Series 2001, 1.84%, LOC Suntrust Bank, VRDN (b)	3,700,000	3,700,000
(YMCA of Greater Boston Proj.):
Series A, 1.86%, LOC Citizens Bank of Massachusetts, VRDN (b)	12,000,000	12,000,000
Series B, 1.86%, LOC Citizens Bank of Massachusetts, VRDN (b)	5,000,000	5,000,000
Series A:
1.84%, LOC Comerica Bank, Detroit, VRDN (b)	6,625,000	6,625,000
1.84%, LOC Fleet Nat'l. Bank, VRDN (b)	13,000,000	13,000,000
1.9% 3/2/05, LOC Wachovia Bank NA, CP	11,600,000	11,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 1.96%, LOC JPMorgan Chase Bank, VRDN (b)(d)	$ 3,000,000	$ 3,000,000
Massachusetts Fed. Hwy. Participating VRDN Series PT 393, 1.86% (Liquidity Facility BNP Paribas SA) (b)(e)	18,565,000	18,565,000
Massachusetts Gen. Oblig.:
Bonds:
Series PT 1726, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	12,085,000	12,085,000
Series PT 1802, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,945,000	4,945,000
Participating VRDN:
Series AAB 00 18, 1.84% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	14,740,000	14,740,000
Series AAB 02 18, 1.85% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	14,375,000	14,375,000
Series BA 01 O, 1.88% (Liquidity Facility Bank of America NA) (b)(e)	2,785,000	2,785,000
Series BA 02 C, 1.88% (Liquidity Facility Bank of America NA) (b)(e)	3,490,000	3,490,000
Series CDC 04 2, 1.86% (Liquidity Facility CDC Fin.-CDC Ixis) (b)(e)	12,695,000	12,695,000
Series DB 116, 1.86% (Liquidity Facility Deutsche Bank AG) (b)(e)	6,845,000	6,845,000
Series EGL 00 2102, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	7,400,000	7,400,000
Series EGL 01 2102, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	14,835,000	14,835,000
Series EGL 01 2103, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	38,500,000	38,500,000
Series EGL 01 2104, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	16,100,000	16,100,000
Series EGL 01 2105, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	35,585,000	35,585,000
Series EGL 02 6008, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	7,860,000	7,860,000
Series EGL 03 0013, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	16,830,000	16,830,000
Series EGL 03 7777, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	26,565,000	26,565,000
Series EGL 04 0003, 1.87% (Liquidity Facility Citibank NA) (b)(e)	23,635,000	23,635,000
Series EGL 04 0005, 1.87% (Liquidity Facility Citibank NA) (b)(e)	1,650,000	1,650,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 04 0006, 1.87% (Liquidity Facility Citibank NA) (b)(e)	$ 12,750,000	$ 12,750,000
Series EGL 04 0008, 1.87% (Liquidity Facility Citibank NA) (b)(e)	14,850,000	14,850,000
Series IXIS 04 09, 1.87% (Liquidity Facility CDC Fin.-CDC Ixis) (b)(e)	34,285,000	34,285,000
Series Merlots 04 B12, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	7,725,000	7,725,000
Series Merlots 04 B3, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	23,480,000	23,480,000
Series Merlots 04 C42, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,400,000	5,400,000
Series Merlots 04 C44, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	7,530,000	7,530,000
Series Merlots A51, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	7,400,000	7,400,000
Series MS 01 535, 1.84% (Liquidity Facility Morgan Stanley) (b)(e)	19,091,500	19,091,500
Series MS 01 574, 1.84% (Liquidity Facility Morgan Stanley) (b)(e)	6,395,000	6,395,000
Series MS 01 785 1.84% (Liquidity Facility Morgan Stanley) (b)(e)	8,575,000	8,575,000
Series MS 872, 1.86% (Liquidity Facility Morgan Stanley) (b)(e)	7,495,000	7,495,000
Series MS 902, 1.86% (Liquidity Facility Morgan Stanley) (b)(e)	9,995,000	9,995,000
Series MS 903, 1.86% (Liquidity Facility Morgan Stanley) (b)(e)	1,495,000	1,495,000
Series PA 1059, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,900,000	4,900,000
Series PT 1390, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,190,000	10,190,000
Series PT 1609, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,075,000	10,075,000
Series PT 1611, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	15,800,000	15,800,000
Series PT 1618, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,075,000	8,075,000
Series PT 1811, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,060,000	6,060,000
Series PT 1945, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,290,000	12,290,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 2008, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 6,940,000	$ 6,940,000
Series PT 2015, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	11,220,000	11,220,000
Series PT 2073, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,635,000	2,635,000
Series PT 2079, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	25,690,000	25,690,000
Series PT 2118, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,535,000	10,535,000
Series PT 2146, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,400,000	5,400,000
Series PT 2226, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	16,730,000	16,730,000
Series PT 2252, 1.86% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,360,000	11,360,000
Series PT 2289, 1.86% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,495,000	11,495,000
Series PT 2389, 1.86% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,930,000	11,930,000
Series PT 2421, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	15,280,000	15,280,000
Series PT 2425, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	19,000,000	19,000,000
Series PT 2426, 1.86% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	40,735,000	40,735,000
Series PT 2427, 1.86% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	6,835,000	6,835,000
Series PT 2497, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,700,000	12,700,000
Series PT 921, 1.86% (Liquidity Facility BNP Paribas SA) (b)(e)	18,700,000	18,700,000
Series PT 983, 1.86% (Liquidity Facility DEPFA BANK PLC) (b)(e)	25,800,000	25,800,000
Series Putters 300, 1.85% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	24,305,000	24,305,000
Series Putters 301, 1.85% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	19,540,000	19,540,000
Series Putters 317, 1.85% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	13,225,000	13,225,000
Series Putters 402, 1.85% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	30,170,000	30,170,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 462, 1.85% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	$ 8,935,000	$ 8,935,000
Series Putters 571, 1.85% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	10,465,000	10,465,000
Series Putters 627, 1.85% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	5,100,000	5,100,000
Series ROC II 4526, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,155,000	5,155,000
Series ROC II R1047, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	8,565,000	8,565,000
Series ROC II R191, 1.87% (Liquidity Facility Citibank NA) (b)(e)	5,995,000	5,995,000
Series ROC II R2042, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,155,000	5,155,000
Series Stars 04 94, 1.86% (Liquidity Facility BNP Paribas SA) (b)(e)	10,975,000	10,975,000
Series Stars 80, 1.86% (Liquidity Facility BNP Paribas SA) (b)(e)	19,700,000	19,700,000
Series 1999 D, 1.88% 2/7/05, CP	11,000,000	11,000,000
Series 1999 E, 1.89% 2/2/05 (Liquidity Facility Dexia Cr. Local de France), CP	19,800,000	19,800,000
Series 2000 F, 1.85% 2/4/05, CP	35,000,000	35,000,000
Series 2001 B, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	88,475,000	88,475,000
Series 2001 C, 1.88% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	16,590,000	16,590,000
Series H, 1.74% 2/4/05 (Liquidity Facility Bank of Nova Scotia New York Agcy.), CP	40,000,000	40,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds Series PT 911, 1.12%, tender 3/3/05 (Liquidity Facility Danske Bank AS) (b)(e)(f)	10,410,000	10,410,000
Participating VRDN:
Series 01 834, 1.87% (Liquidity Facility Morgan Stanley) (b)(e)	28,300,000	28,300,000
Series BA 02 D, 1.88% (Liquidity Facility Bank of America NA) (b)(e)	10,505,000	10,505,000
Series EGL 03 0009, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	9,900,000	9,900,000
Series EGL 03 0050, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	15,310,000	15,310,000
Series EGL 04 0013, 1.87% (Liquidity Facility Citibank NA) (b)(e)	9,100,000	9,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series EGL 04 39, 1.87% (Liquidity Facility Citibank NA) (b)(e)	$ 23,000,000	$ 23,000,000
Series EGL 04 44 Class A, 1.87% (Liquidity Facility Citibank NA) (b)(e)	26,975,000	26,975,000
Series EGL 96 2101, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	17,000,000	17,000,000
Series EGL 97 2104, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	17,500,000	17,500,000
Series Merlots 00 T, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,975,000	3,975,000
Series Merlots 00 WW, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	14,655,000	14,655,000
Series Merlots 04 A14, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,310,000	6,310,000
Series Merlots 97 Y, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,500,000	6,500,000
Series MS 01 587, 1.84% (Liquidity Facility Morgan Stanley) (b)(e)	11,670,000	11,670,000
Series PA 595R, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,155,000	4,155,000
Series PT 2256, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,345,000	9,345,000
Series PT 904, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	31,405,000	31,405,000
Series ROC II R294, 1.87% (Liquidity Facility Citibank NA) (b)(e)	4,995,000	4,995,000
Series SG 27, 1.86% (Liquidity Facility Societe Generale) (b)(e)	11,435,000	11,435,000
Series SGA 65, 1.93% (Liquidity Facility Societe Generale) (b)(e)	9,660,000	9,660,000
Series SGB 42, 1.87% (Liquidity Facility Societe Generale) (b)(e)	27,080,000	27,080,000
(Bentley College Proj.) Series K, 1.85%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	19,800,000	19,800,000
(Boston Univ. Proj.) Series 2001 Q1, 1.85% (XL Cap. Assurance, Inc. Insured), VRDN (b)	32,200,000	32,200,000
(Endicott College Proj.) Series B, 1.84%, LOC Fleet Nat'l. Bank, VRDN (b)	10,225,000	10,225,000
(Home for Little Wanderers Proj.) Series B, 1.84%, LOC Fleet Bank NA, VRDN (b)	4,580,000	4,580,000
(Partners HealthCare Sys., Inc. Proj.) Series P1, 1.83% (FSA Insured), VRDN (b)	5,725,000	5,725,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Winchester Hosp. Proj.):
Series F, 1.87%, LOC Fleet Nat'l. Bank, VRDN (b)	$ 15,170,000	$ 15,170,000
Series G, 1.87%, LOC Fleet Nat'l. Bank, VRDN (b)	5,260,000	5,260,000
Massachusetts Hsg. Fin. Agcy. Participating VRDN Series PT 271, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,005,000	7,005,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN:
Series FRRI A13, 2.09% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	3,040,000	3,040,000
Series LB 04 L78, 1.94% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	11,000,000	11,000,000
Series Merlots H, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	19,000,000	19,000,000
Series Putters 213, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,495,000	2,495,000
Series 2003 F, 1.85% (FSA Insured), VRDN (b)	19,000,000	19,000,000
Series 88, 1.88% (FSA Insured), VRDN (b)(d)	5,100,000	5,100,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 1.87%, LOC Fleet Bank NA, VRDN (b)(d)	2,400,000	2,400,000
(Abbott Box Co. Proj.) Series 1997, 1.89%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	3,205,000	3,205,000
(Barbour Corp. Proj.) Series 1998, 1.89%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	4,705,000	4,705,000
(BBB Esq. LLC Proj.) Series 1996, 1.87%, LOC Fleet Bank NA, VRDN (b)(d)	1,500,000	1,500,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 1.89%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	2,690,000	2,690,000
(Brady Enterprises Proj.) Series 1996, 1.89%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	2,450,000	2,450,000
(Decas Cranberry Proj.) Series 1997, 1.89%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	4,875,000	4,875,000
(Heat Fab, Inc. Proj.) Series 1996, 1.9%, LOC Fleet Bank NA, VRDN (b)(d)	3,175,000	3,175,000
(Interpolymer Corp. Proj.) Series 1992, 1.87%, LOC Fleet Bank NA, VRDN (b)(d)	1,800,000	1,800,000
(Riverdale Mills Corp. Proj.) Series 1995, 1.87%, LOC Fleet Bank NA, VRDN (b)(d)	3,400,000	3,400,000
(United Plastics Proj.) Series 1997, 1.89%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	3,025,000	3,025,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1.85% tender 3/8/05, CP mode	$ 15,400,000	$ 15,400,000
1.9% tender 2/23/05, CP mode	37,050,000	37,050,000
Series 1993 B, 1.85% tender 2/10/05, CP mode	30,050,000	30,050,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/05	14,900,000	14,760,002
Participating VRDN Series SG 56, 1.86% (Liquidity Facility Societe Generale) (b)(e)	11,100,000	11,100,000
(Heritage at Darmouth Proj.) Series 1996, 1.89%, LOC Fleet Bank NA, VRDN (b)(d)	4,685,000	4,685,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 1.84%, LOC Suntrust Bank, VRDN (b)	3,375,000	3,375,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 1.84%, LOC ABN-AMRO Bank NV, VRDN (b)	4,700,000	4,700,000
Series 1994 B, 1.84%, LOC ABN-AMRO Bank NV, VRDN (b)	5,800,000	5,800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.84%, LOC Fleet Nat'l. Bank, VRDN (b)	3,230,000	3,230,000
(Southern New England School of Law Proj.) 1.84%, LOC Fleet Nat'l. Bank, VRDN (b)	1,215,000	1,215,000
(Youville Place Proj.) Series 1996, 1.9% (AMBAC Insured), VRDN (b)	4,700,000	4,700,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 1.84% (Liquidity Facility Morgan Stanley) (b)(e)	23,960,000	23,960,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 2.05% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	21,345,000	21,345,000
Series PA 592, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	4,850,000	4,850,000
Series PA 600R, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	4,850,000	4,850,000
Series PT 895, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,930,000	5,930,000
Series ROC II R2031, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	7,380,000	7,380,000
Series SGA 64, 1.92% (Liquidity Facility Societe Generale) (b)(d)(e)	8,705,000	8,705,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN:
Series Putters 501Z, 1.91% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	$ 5,580,000	$ 5,580,000
Series ROC II R177, 1.89% (Liquidity Facility Citibank NA) (b)(d)(e)	7,495,000	7,495,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 1.9%, LOC Gen. Elec. Cap. Corp., VRDN (b)(d)	37,100,000	37,100,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series Eagle 04 25 Class A, 1.87% (Liquidity Facility Citibank NA) (b)(e)	6,015,000	6,015,000
Series Merlots B19, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,970,000	4,970,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 1.9% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	4,995,000	4,995,000
Series PT 1427, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,075,000	10,075,000
Series PT 2484, 1.86% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	17,995,000	17,995,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 1.84% (Liquidity Facility Morgan Stanley) (b)(e)	10,360,000	10,360,000
Series PA 672, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,840,000	6,840,000
Series PT 135, 1.86% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	26,260,000	26,260,000
Series SG 124, 1.86% (Liquidity Facility Societe Generale) (b)(e)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 1.85% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,405,000	9,405,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 1.88% (Liquidity Facility Bank of America NA) (b)(e)	18,670,000	18,670,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series CDC 04 3, 1.86% (Liquidity Facility CDC Fin.-CDC Ixis) (b)(e)	19,200,000	19,200,000
Series PT 1990, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,275,000	5,275,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series PT 2365, 1.86% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	$ 21,655,000	$ 21,655,000
Series PT 2368, 1.86% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,875,000	7,875,000
Series Putters 576, 1.85% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,575,000	5,575,000
Series Putters 577, 1.85% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	10,465,000	10,465,000
Series Putters 578, 1.85% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	18,015,000	18,015,000
Series ROC II R1027, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	7,965,000	7,965,000
Series ROC II R1036, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	10,145,000	10,145,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 1.9% (Liquidity Facility Wachovia Bank NA) (b)(e)	11,800,000	11,800,000
Series SGA 87, 1.93% (Liquidity Facility Societe Generale) (b)(e)	37,775,000	37,775,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series EGL 00 2103, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	5,600,000	5,600,000
Series EGL 02 2101, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	14,660,000	14,660,000
Series PA 637, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,625,000	4,625,000
Series PA 999R, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,210,000	5,210,000
Series PT 1382, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,585,000	6,585,000
Series PT 1774, 1.86% (Liquidity Facility WestLB AG) (b)(e)	10,315,000	10,315,000
Series 1995:
1.85% 4/8/05, LOC Bayerische Landesbank Girozentrale, CP	4,200,000	4,200,000
1.86% 3/14/05, LOC Bayerische Landesbank Girozentrale, CP	10,000,000	10,000,000
1.88% 2/15/05, LOC Bayerische Landesbank Girozentrale, CP	13,700,000	13,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth.: - continued
Series 1997 B, 1.83% (AMBAC Insured), VRDN (b)	$ 13,680,000	$ 13,680,000
Series 1998 D, 1.83% (FGIC Insured), VRDN (b)	30,000,000	30,000,000
Series 2000 B, 1.83% (FGIC Insured), VRDN (b)	28,880,000	28,880,000
Medford Gen. Oblig. BAN 3% 4/1/05	21,900,000	21,940,440
Medway Gen. Oblig. BAN 3% 10/7/05	16,299,646	16,431,243
Melrose Gen. Oblig. BAN 3% 8/11/05	11,015,000	11,098,981
North Andover Gen. Oblig. BAN 3% 10/7/05	32,722,000	32,986,128
North Middlesex Reg'l. School District BAN 3% 6/30/05	17,550,000	17,636,470
Old Rochester Reg'l. School District BAN 2.5% 2/18/05	18,900,000	18,907,778
Pembroke Gen. Oblig. BAN 3% 8/4/05	15,000,000	15,104,941
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 1.84% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	19,900,000	19,900,000
Series EGL 01 2101, 1.87% (Liquidity Facility Citibank NA, New York) (b)(e)	7,600,000	7,600,000
Series ROC II R26, 1.87% (Liquidity Facility Citibank NA) (b)(e)	11,285,000	11,285,000
Shrewsbury Gen. Oblig. BAN 3.25% 8/12/05	12,200,000	12,280,503
Springfield Gen. Oblig. BAN 3% 7/8/05	7,332,000	7,370,097
Tyngsborough Gen. Oblig. BAN 3% 8/17/05	17,750,000	17,856,981
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN:
Series ROC II 4044, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	9,530,000	9,530,000
Series ROC II R4555, 1.87% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,985,000	5,985,000
Weston Gen. Oblig. BAN 2% 2/11/05	23,700,000	23,700,521
Worcester Gen. Oblig. BAN 3.25% 9/16/05	13,050,000	13,139,314
		3,294,004,582
Puerto Rico - 2.0%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series EGL 04 1017 Class A, 1.85% (Liquidity Facility Citibank NA) (b)(e)	7,250,000	7,250,000
Series Merlots 01 A107, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(e)	19,010,000	19,010,000
Series MS 934, 1.84% (Liquidity Facility Morgan Stanley) (b)(e)	16,610,000	16,610,000
Series PA 774R, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,770,000	1,770,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN: - continued
Series ROC II R185, 1.85% (Liquidity Facility Citibank NA) (b)(e)	$ 2,000,000	$ 2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Grant Anticipation Rev. Participating VRDN Series ROC II R5034, 1.85% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	13,635,000	13,635,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series PA 1044, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,745,000	8,745,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,400,000	4,400,000
		73,420,000
	Shares
Other - 4.8%
Fidelity Municipal Cash Central Fund, 1.87% (a)(c)	177,646,613	177,646,613
TOTAL INVESTMENT PORTFOLIO - 96.4%		3,545,071,195
NET OTHER ASSETS - 3.6%		132,945,205
NET ASSETS - 100%		$ 3,678,016,400
Total Cost for Federal Income Tax Purposes $ 3,545,071,195
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,440,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds: Series PT 1726, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/27/03	$ 12,085,000
Series PT 1802, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	4/3/03	$ 4,945,000
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series PT 911, 1.12%, tender 3/3/05 (Liquidity Facility Danske Bank AS)	2/5/04	$ 10,410,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005

Assets
Investment in securities, at value (cost $3,545,071,195) - See accompanying schedule		$ 3,545,071,195
Cash		98,966,989
Receivable for fund shares sold		43,409,875
Interest receivable		13,793,094
Prepaid expenses		12,405
Other receivables		169,539
Total assets		3,701,423,097

Liabilities
Payable for fund shares redeemed	$ 21,588,802
Distributions payable	173,145
Accrued management fee	1,138,944
Other affiliated payables	400,370
Other payables and accrued expenses	105,436
Total liabilities		23,406,697

Net Assets		$ 3,678,016,400
Net Assets consist of:
Paid in capital		$ 3,676,886,811
Distributions in excess of net investment income		(2,352)
Accumulated undistributed net realized gain (loss) on investments		1,131,941
Net Assets, for 3,676,592,094 shares outstanding		$ 3,678,016,400
Net Asset Value, offering price and redemption price per share ($3,678,016,400 ÷ 3,676,592,094 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2005

Investment Income
Interest		$ 44,645,360

Expenses
Management fee	$ 13,060,181
Transfer agent fees	4,297,590
Accounting fees and expenses	304,865
Non-interested trustees' compensation	18,728
Custodian fees and expenses	50,720
Registration fees	46,740
Audit	51,420
Legal	11,004
Miscellaneous	79,521
Total expenses before reductions	17,920,769
Expense reductions	(835,625)	17,085,144
Net investment income		27,560,216
Net realized gain (loss) on investment securities		146,634
Net increase in net assets resulting from operations		$ 27,706,850

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2005	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,560,216	$ 18,931,768
Net realized gain (loss)	146,634	2,086,123
Net increase in net assets resulting from operations	27,706,850	21,017,891
Distributions to shareholders from net investment income	(27,742,225)	(18,931,768)
Distributions to shareholders from net realized gain	(1,346,305)	-
Total distributions	(29,088,530)	(18,931,768)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	8,462,447,114	7,240,547,902
Reinvestment of distributions	28,845,837	18,572,568
Cost of shares redeemed	(8,074,608,520)	(7,261,253,606)
Net increase (decrease) in net assets and shares resulting from share transactions	416,684,431	(2,133,136)
Total increase (decrease) in net assets	415,302,751	(47,013)

Net Assets
Beginning of period	3,262,713,649	3,262,760,662
End of period (including distributions in excess of net investment income of $2,352 and $0, respectively)	$ 3,678,016,400	$ 3,262,713,649

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.006	.010	.022	.035
Net realized and unrealized gain (loss)C	-	-	-	-	-
Total from investment operations	.008	.006	.010	.022	.035
Distributions from net investment income	(.008)	(.006)	(.010)	(.022)	(.035)
Distributions from net realized gain	-C	-	-	-	-
Total distributions	(.008)	(.006)	(.010)	(.022)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.84%	.58%	1.02%	2.22%	3.58%
Ratios to Average Net AssetsB
Expenses before expense reductions	.51%	.50%	.51%	.50%	.53%
Expenses net of voluntary waivers, if any	.51%	.50%	.51%	.50%	.53%
Expenses net of all reductions	.49%	.49%	.48%	.46%	.52%
Net investment income	.79%	.58%	1.01%	2.20%	3.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,678,016	$ 3,262,714	$ 3,262,761	$ 3,189,696	$ 2,985,101

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2005

1. Significant Accounting Policies.

Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Massachusetts. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period for the money market funds.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 106,752,349
Unrealized depreciation	(1,142,338)
Net unrealized appreciation (depreciation)	105,610,011
Undistributed long-term capital gain	1,283,872

Cost for federal income tax purposes	$ 1,661,759,674

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

January 31, 2005
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Spartan Massachusetts Municipal Income Fund	$ 75,321,159	$ -	$ 21,403,072	$ 96,724,231
Spartan Massachusetts Municipal Money Market Fund	8,747,174	23,536	417,068	9,187,778
Fidelity Massachusetts Municipal Money Market Fund	27,716,172	-	1,372,358	29,088,530
January 31, 2004
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Spartan Massachusetts Municipal Income Fund	$ 81,683,019	$ -	$ 24,458,722	$ 106,141,741
Spartan Massachusetts Municipal Money Market Fund	6,933,927	17,203	87,365	7,038,495
Fidelity Massachusetts Municipal Money Market Fund	18,931,768	-	-	18,931,768

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the

Annual Report

Notes to Financial Statements - continued

Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $385,704,678 and $464,023,507, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Massachusetts Municipal Income Fund	.25%	.13%	.38%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.13%	.38%

Annual Report

4. Fees and Other Transactions with Affiliates - continued

FMR and its affiliates provide Spartan Massachusetts Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of 0.43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Massachusetts Municipal Income Fund	.07%	|
Fidelity Massachusetts Municipal Money Market Fund	.12%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Massachusetts Municipal Money Market Fund	$ 167,513
Fidelity Massachusetts Municipal Money Market Fund	$ 2,967,356

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan Massachusetts Municipal Money Market Fund	.40%	$ 291,622

Through arrangements with the income fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Spartan Massachusetts Municipal Income Fund	$ -	$ 27,345	$ 103,455	$ -
Fidelity Massachusetts Municipal Money Market Fund	-	50,720	784,905	-

In addition, through an arrangement with Spartan Massachusetts Municipal Money Market Fund's custodian and transfer agent, $241,546 of credits realized as a result of uninvested cash balances were used to reduce the fund's management fee.

7. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Massachusetts Municipal Trust and the Shareholders of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the Funds), funds of Fidelity Massachusetts Municipal Trust, including the portfolios of investments, as of January 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund as of January 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 15, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Massachusetts Municipal Money Market (2001), Spartan Massachusetts Municipal Money Market (2001), and Spartan Massachusetts Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Spartan Massachusetts Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Massachusetts Municipal Money Market and Spartan Massachusetts Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (48)

Year of Election or Appointment: 2000

Vice President of Massachusetts Municipal Money Market and Spartan Massachusetts Municipal Money Market. Mr. Lind also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Christine J. Thompson (46)
Year of Election or Appointment: 1998 Vice President of Spartan Massachusetts Municipal Income. Ms. Thompson also serves as Vice President of other funds advised by FMR.
Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporations, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986 or 1991

Assistant Treasurer of Massachusetts Municipal Money Market (1986), Spartan Massachusetts Municipal Money Market (1991), and Spartan Massachusetts Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Spartan Massachusetts Municipal Income Fund voted to pay on March 7, 2005, to shareholders of record at the opening of business on March 4, 2005, a distribution of $0.01 per share derived from capital gains realized from sales of portfolio securities.

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if subsequently determined to be different, the net capital gain of such year; and for dividends for the taxable year ended 2004, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Fund	January 31, 2005	January 31, 2004
Spartan Massachusetts Municipal Income Fund	$ 22,554,245	$ 1,337,416
Spartan Massachusetts Municipal Money Market Fund	$ 87,333	$ 417,068
Fidelity Massachusetts Municipal Money Market Fund	$ 122,952	$ 1,372,358

During fiscal year ended 2005, 100% and 100% of Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund's income dividends were free from federal income tax, and 7.66% and 11.42% of Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

During fiscal year ended 2005, 100% of the Spartan Massachusetts Municipal Money Market Fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MAS-UANN-0305
1.789255.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, January 31, 2005, Fidelity Massachusetts Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Massachusetts Municipal Money Market Fund, Spartan Massachusetts Municipal Income Fund, and Spartan Massachusetts Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity Massachusetts Municipal Money Market Fund	$29,000	$22,000
Spartan Massachusetts Municipal Income Fund	$37,000	$41,000
Spartan Massachusetts Municipal Money Market Fund	$27,000	$31,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,500,000	$4,100,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2005 and January 31, 2004 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A,B
Fidelity Massachusetts Municipal Money Market Fund	$0	$0
Spartan Massachusetts Municipal Income Fund	$0	$0
Spartan Massachusetts Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A,B
Fidelity Massachusetts Municipal Money Market Fund	$3,400	$3,300
Spartan Massachusetts Municipal Income Fund	$3,600	$3,500
Spartan Massachusetts Municipal Money Market Fund	$3,400	$3,300
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A,B
Fidelity Massachusetts Municipal Money Market Fund	$0	$0
Spartan Massachusetts Municipal Income Fund	$0	$0
Spartan Massachusetts Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
Deloitte Entities	$760,000	$240,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2005 and January 31, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2005 and January 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2005 and January 31, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2005 and January 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2005 and January 31, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2005 and January 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to Deloitte Entities for the fiscal year ended January 31, 2005, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2005
Fidelity Massachusetts Municipal Money Market Fund	0%
Spartan Massachusetts Municipal Income Fund	0%
Spartan Massachusetts Municipal Money Market Fund	0%

(g) For the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate fees billed by Deloitte Entities of $1,200,000A and $1,350,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A,B
Covered Services	$750,000	$250,000
Non-Covered Services	$450,000	$1,100,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 21, 2005